GENERAL	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
GENERAL
NOTE 1:      GENERAL

a.	General:

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. Group, is a global provider of software solutions for the insurance industry, with an emerging focus on the broader financial services sector. The Company's offerings include a broad range of software solutions and services, comprised of (i) core software solutions for the insurance industry, including Property & Casualty/General Insurance (“P&C”) and Life, Annuities and Pensions (“L&P”) products, and record keeping software solutions for providers of Retirement Services (ii) variety of technology based solution including business decision management solutions for the financial services industry, including insurance, banking and capital markets and (iii) global Services including project delivery and implementation of the Company’ software solutions.

On August 21, 2011 Sapiens completed the acquisition of FIS Software Ltd. ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (See note 1(b) and 1(c) for further information).

The Company's target markets are primarily North America, United Kingdom, Israel,Europe, and Asia Pacific.

b.	Acquisition of FIS:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of FIS, a provider of insurance software solutions for L&P, in consideration for $  49,671, composed of the following:

Sapiens' common shares	$38,987
Cash paid	6,750
Warrants (i)	2,031
Options (ii)	1,903

Total purchase price	$49,671

(i)	Sapiens issued 1,000,000 warrants (See Note 11(d)).

(ii)
Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $  4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of FIS allows Sapiens to offer an enhanced solution for the L&P market. In addition, the acquisition of FIS has grown Sapiens' customer base in the insurance market world-wide. The value of goodwill is attributed to synergies between Sapiens solutions and services and FIS’s solutions and services which strengthen the Company's position in the market as a leading provider of L&P core software solutions.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the fair value of the assets acquired and liabilities assumed of FIS. The results of FIS operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523

Total assets acquired	66,252

Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Accrued expenses and other liabilities	(1,914)
Deferred revenues	(1,706)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)

Total liabilities assumed	(16,581)

Total assets acquired, net	$49,671

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of FIS's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was based on the income approach, core technology was valuated using the relief from royalty method and long-term contracts were valuated based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets and liabilities associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$4,206	13%
Customer relationships	7,518	14%
Long-term contracts	(2,239)	67%

Total	$9,485	22%

Revenues of FIS for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $  11,207.

c.	Acquisition of IDIT:

On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of IDIT, a provider of insurance software solutions which focuses on the P&C market in consideration for $  31,444, composed as follows:

Sapiens' common shares	$29,052
Options (i)	2,392

Total purchase price	$31,444

(i)
Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $  4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

The acquisition of IDIT allows the Company to offer its customers and partners a more extensive product portfolio in the industry. Acquiring IDIT has strengthened  Sapiens' presence in the P&C insurance market by increasing its customer base. IDIT is considered as a separate reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the fair value of the assets acquired and liabilities assumed of IDIT. The results of IDIT's operations have been included in the consolidated financial statements since August 21, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355

Total assets acquired	39,500

Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)

Total liabilities assumed	(8,056)

Total purchase price	$31,444

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of IDIT's business. In performing the purchase price allocation the fair value of intangible assets such as customer relationship was determined based on the income approach, core technology was valued using the relief from royalty method and long-term contracts were valued based on an exit price that would be paid or received in a transfer of all the rights and obligations of the contractor to a market participant.

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$5,548	14%
Customer relationships	1,389	16%
Long-term contracts	981	74%

Total intangible assets	$7,918	22%

Revenues of IDIT for the period since the acquisition date through December 31, 2011, which are included in the consolidated financial statements, amounted to $  5,105.